Vanguard® Pennsylvania Long-Term Tax-Exempt Fund
Schedule of Investments (unaudited)
As of February 28, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Tax-Exempt Municipal Bonds (100.5%)
Pennsylvania (99.2%)
	Abington School District GO	4.000%	10/1/38	2,555	2,568
	Adams County General Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/39	1,750	1,865
	Adams County General Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/44	2,350	2,444
	Adams County General Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/54	3,100	3,151
	Adams County General Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/59	2,000	2,025
[1]	Allegheny County Airport Authority Port, Airport & Marina Revenue	5.250%	1/1/48	1,000	1,086
	Allegheny County Airport Authority Port, Airport & Marina Revenue	5.000%	1/1/51	5,250	5,449
[1]	Allegheny County Airport Authority Port, Airport & Marina Revenue	5.250%	1/1/53	1,000	1,078
	Allegheny County Airport Authority Port, Airport & Marina Revenue	5.000%	1/1/56	9,000	9,319
	Allegheny County Higher Education Building Authority College & University Revenue	4.000%	3/1/31	1,550	1,562
	Allegheny County Higher Education Building Authority College & University Revenue	4.000%	3/1/37	1,050	1,068
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	10/15/37	1,000	966
	Allegheny County Higher Education Building Authority College & University Revenue	4.000%	3/1/38	1,105	1,118
	Allegheny County Higher Education Building Authority College & University Revenue	4.000%	3/1/39	2,000	2,016
	Allegheny County Higher Education Building Authority College & University Revenue	4.000%	3/1/40	2,120	2,126
	Allegheny County Higher Education Building Authority College & University Revenue	4.000%	3/1/41	3,000	2,977
	Allegheny County Higher Education Building Authority College & University Revenue VRDO	1.250%	3/3/25	1,810	1,810
	Allegheny County Higher Education Building Authority College & University Revenue, Prere.	5.000%	3/1/25	25	25
	Allegheny County Higher Education Building Authority College & University Revenue, Prere.	4.000%	3/1/26	10	10
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/33	2,000	2,092
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/34	4,750	4,963
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/35	5,500	5,738
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/35	2,530	2,567
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/36	5,250	5,470
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/36	11,190	11,310
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/37	5,250	5,293
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/38	2,250	2,259
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/39	1,500	1,495
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/44	26,585	25,021
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/47	15,515	15,803
[2]	Allegheny County IDA Charter School Aid Revenue	3.000%	6/15/31	1,060	967
[2]	Allegheny County IDA Charter School Aid Revenue	4.000%	6/15/41	1,895	1,666
	Allegheny County IDA Charter School Aid Revenue	4.000%	6/15/41	2,815	2,509
[2]	Allegheny County IDA Charter School Aid Revenue	4.000%	6/15/51	3,165	2,575
	Allegheny County IDA Charter School Aid Revenue	4.000%	6/15/51	2,100	1,724
	Allegheny County IDA Charter School Aid Revenue	4.000%	6/15/56	2,335	1,868
[3]	Allegheny County IDA Private Schools Revenue VRDO	1.830%	3/6/25	1,300	1,300
	Allegheny County PA GO	4.000%	11/1/34	915	938
	Allegheny County PA GO	4.000%	11/1/35	1,225	1,254
	Allegheny County PA GO	5.000%	11/1/41	5,015	5,129
	Allegheny County PA GO	5.000%	12/1/41	1,500	1,651
	Allegheny County PA GO	5.000%	12/1/42	1,250	1,367
	Allegheny County PA GO	5.000%	12/1/44	575	621
	Allegheny County PA GO	5.000%	12/1/49	5,000	5,304
	Allegheny County PA GO	5.000%	12/1/54	4,510	4,759
[3]	Allegheny County PA GO VRDO	1.830%	3/6/25	415	415
[1]	Allegheny County Sanitary Authority Sewer Revenue	4.000%	12/1/31	805	816
	Allegheny County Sanitary Authority Sewer Revenue	4.000%	6/1/35	1,100	1,124
[1]	Allegheny County Sanitary Authority Sewer Revenue	4.000%	12/1/35	2,650	2,676
	Allegheny County Sanitary Authority Sewer Revenue	4.000%	6/1/36	1,500	1,530
	Allegheny County Sanitary Authority Sewer Revenue	3.000%	6/1/37	600	549
	Allegheny County Sanitary Authority Sewer Revenue	3.000%	6/1/38	1,125	1,026
	Allegheny County Sanitary Authority Sewer Revenue	3.000%	6/1/39	5,000	4,497
	Allegheny County Sanitary Authority Sewer Revenue	4.000%	12/1/41	1,965	1,980
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	6/1/43	5,000	5,184
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	12/1/43	1,255	1,362
	Allegheny County Sanitary Authority Sewer Revenue	4.000%	12/1/44	1,305	1,294
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	6/1/45	2,500	2,586
	Allegheny County Sanitary Authority Sewer Revenue	5.750%	6/1/47	5,000	5,620
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	12/1/49	1,435	1,525

Vanguard® Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Allegheny County Sanitary Authority Sewer Revenue	5.750%	6/1/52	10,500	11,684
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	6/1/53	4,000	4,219
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	12/1/55	1,410	1,489
	Allegheny County Sanitary Authority Sewer Revenue	5.250%	12/1/55	3,250	3,493
[4]	Allegheny Valley Joint School District GO	2.000%	11/1/32	500	429
[4]	Allentown City School District GO	5.000%	2/1/32	3,075	3,279
[4]	Allentown City School District GO	5.000%	6/1/32	1,465	1,495
[4]	Allentown City School District GO	4.000%	2/1/34	1,500	1,526
[4]	Allentown City School District GO	5.000%	2/1/34	1,300	1,376
[4]	Allentown City School District GO	4.000%	2/1/35	1,175	1,192
[4]	Allentown City School District GO	5.000%	6/1/35	2,000	2,039
[4]	Allentown City School District GO	4.000%	2/1/36	1,100	1,113
[4]	Allentown City School District GO	5.000%	6/1/36	1,500	1,529
[5]	Allentown City School District GO	5.000%	6/1/44	830	888
[5]	Allentown City School District GO	5.000%	6/1/45	910	971
[5]	Allentown City School District GO	5.000%	6/1/46	500	533
[2]	Allentown Commercial & IDA Charter School Aid Revenue (Executive Education Academy Charter School Project)	5.000%	7/1/40	1,500	1,537
[2]	Allentown Commercial & IDA Charter School Aid Revenue (Executive Education Academy Charter School Project)	5.000%	7/1/45	1,500	1,501
[2]	Allentown Commercial & IDA Charter School Aid Revenue (Executive Education Academy Charter School Project)	5.000%	7/1/50	2,345	2,312
[2]	Allentown Commercial & IDA Charter School Aid Revenue (Executive Education Academy Charter School Project)	5.000%	7/1/59	3,250	3,167
	Allentown Commercial & IDA Charter School Aid Revenue (Lincoln Leadership Academy Charter School Project)	6.000%	6/15/53	1,000	1,050
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/33	1,100	1,192
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/34	2,250	2,429
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/35	1,000	1,077
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/36	3,130	3,356
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/42	10,375	10,814
[2]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	6.000%	5/1/42	3,220	3,391
[2]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.125%	5/1/32	1,135	1,154
[2]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.250%	5/1/42	2,125	2,143
[2]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.375%	5/1/42	3,750	3,770
[4]	Altoona Area School District GO, Prere.	5.000%	12/1/25	1,500	1,525
[1]	Altoona PA Sewer Revenue GO	3.000%	12/1/35	3,165	3,025
[4]	Armstrong School District GO	3.000%	3/15/34	5,605	5,353
	Avon Grove School District Chester County GO	4.000%	11/15/37	1,085	1,103
	Avon Grove School District Chester County GO	4.000%	11/15/38	1,000	1,009
	Avon Grove School District Chester County GO	4.000%	11/15/39	700	705
[4]	Beaver County PA GO, Prere.	4.000%	4/15/28	50	52
	Berks County IDA Health, Hospital, Nursing Home Revenue	5.000%	5/15/37	375	381
	Berks County IDA Health, Hospital, Nursing Home Revenue	5.000%	5/15/37	2,500	2,539
	Berks County IDA Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/15/25	700	717
	Berks County IDA Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/15/25	420	430
	Berks County IDA Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/15/25	500	512
	Berks County IDA Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/15/25	1,500	1,536
	Berks County Municipal Authority College & University Revenue (Alvernia University Project)	5.000%	10/1/39	1,300	1,246
	Berks County Municipal Authority College & University Revenue (Alvernia University Project)	5.000%	10/1/49	1,000	885
	Bethel Park Municipal Authority Lease Revenue	3.000%	9/1/47	3,210	2,579
	Bethel Park School District GO	5.000%	8/1/44	1,250	1,369
	Bethel Park School District GO	5.000%	8/1/48	3,000	3,247
	Bethel Park School District GO	5.500%	8/1/48	2,500	2,779
	Bethel Park School District GO	5.000%	8/1/50	3,000	3,230
[4]	Bethlehem Area School District GO	5.000%	10/1/38	1,000	1,108
[4]	Bethlehem Area School District GO	5.000%	10/1/40	700	766
[4]	Bethlehem Area School District GO	5.000%	10/1/41	400	434
[4]	Bethlehem Area School District GO	5.000%	10/1/42	500	538
[4]	Bethlehem Area School District GO	5.000%	10/1/43	500	536
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	4.000%	10/1/35	1,500	1,487
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.000%	10/1/39	1,220	1,289
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.000%	10/1/40	1,275	1,338
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.000%	10/1/41	1,340	1,394
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.250%	10/1/49	4,360	4,488
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.500%	10/1/54	3,970	4,124
[1]	Blue Mountain School District GO	4.000%	8/1/25	385	387
[1]	Blue Mountain School District GO, ETM	4.000%	8/1/25	75	75
	Boyertown Area School District GO	5.000%	10/1/38	400	431
	Boyertown Area School District GO	5.000%	10/1/40	500	530

Vanguard® Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Boyertown Area School District GO	5.000%	10/1/41	500	528
[4]	Bristol Township School District GO	4.000%	6/1/38	1,500	1,532
[4]	Bristol Township School District GO	4.125%	6/1/39	1,850	1,893
[4]	Bristol Township School District GO	4.125%	6/1/40	2,000	2,038
	Bucks County IDA College & University Revenue (Delaware Valley University Project)	5.000%	11/1/37	1,205	1,202
	Bucks County IDA College & University Revenue (Delaware Valley University Project)	5.000%	11/1/47	1,205	1,110
	Bucks County IDA College & University Revenue (Delaware Valley University Project)	5.000%	11/1/52	1,280	1,149
[1]	Bucks County IDA Health, Hospital, Nursing Home Revenue	3.000%	8/15/53	13,540	10,436
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	4.000%	7/1/46	1,050	941
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	4.000%	7/1/51	3,755	3,235
	Bucks County IDA Health, Hospital, Nursing Home Revenue (St. Luke's University Health Network Project)	4.000%	8/15/35	550	552
	Bucks County IDA Health, Hospital, Nursing Home Revenue (St. Luke's University Health Network Project)	4.000%	8/15/36	900	903
	Bucks County IDA Health, Hospital, Nursing Home Revenue (St. Luke's University Health Network Project)	3.000%	8/15/50	3,000	2,267
	Bucks County IDA Health, Hospital, Nursing Home Revenue (St. Luke's University Health Network Project)	4.000%	8/15/50	3,090	2,817
	Bucks County IDA Health, Hospital, Nursing Home Revenue (St. Luke's University Health Network Project)	3.000%	8/15/53	10,160	7,427
	Bucks County IDA Private Schools Revenue (George School Project)	5.000%	9/15/44	4,965	5,251
[1]	Bucks County Water & Sewer Authority Sewer Revenue	5.000%	12/1/37	450	506
[1]	Bucks County Water & Sewer Authority Sewer Revenue	5.000%	12/1/38	500	560
[1]	Bucks County Water & Sewer Authority Sewer Revenue	5.000%	12/1/39	850	946
[1]	Bucks County Water & Sewer Authority Sewer Revenue	5.000%	12/1/40	1,625	1,801
[1]	Bucks County Water & Sewer Authority Sewer Revenue	4.000%	12/1/42	1,750	1,745
[1]	Bucks County Water & Sewer Authority Sewer Revenue	4.250%	12/1/47	1,925	1,920
[1]	Bucks County Water & Sewer Authority Sewer Revenue	5.250%	12/1/47	2,175	2,366
[2]	Bucks County Water & Sewer Authority Special Assessment Revenue TOB VRDO	1.980%	3/6/25	5,600	5,600
	Butler County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	525	525
	Butler County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	490	490
	Butler County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,010	1,011
[1]	Cambria County PA GO	4.000%	8/1/35	700	710
[1]	Canon Mcmillan School District GO	5.000%	12/1/41	3,000	3,084
	Capital Region Water Revenue	5.000%	7/15/35	500	531
	Capital Region Water Revenue	5.000%	7/15/38	1,000	1,052
	Capital Region Water Sewer Revenue	5.000%	7/15/34	1,000	1,045
	Capital Region Water Sewer Revenue	5.000%	7/15/37	1,815	1,895
	Capital Region Water Sewer Revenue	5.000%	7/15/42	2,665	2,728
	Central Bradford Progress Authority Health, Hospital, Nursing Home Revenue	3.000%	12/1/44	1,500	1,218
	Central Bradford Progress Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/51	15,000	13,622
	Central Dauphin School District GO	4.000%	5/15/34	1,985	2,001
	Central Dauphin School District GO	4.000%	5/15/37	1,000	1,005
	Centre County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/42	1,500	1,541
	Cheltenham Township School District GO, Prere.	5.000%	3/15/25	4,210	4,213
	Chester County Health & Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/34	2,675	2,781
	Chester County Health & Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/40	2,500	2,481
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	9/1/46	3,415	2,838
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/50	15,425	14,435
[2]	Chester County IDA Charter School Aid Revenue	4.250%	10/1/44	1,080	1,004
[2]	Chester County IDA Charter School Aid Revenue	4.500%	10/1/49	805	749
[2]	Chester County IDA Charter School Aid Revenue	4.500%	10/1/54	645	594
[2]	Chester County IDA Charter School Aid Revenue	4.500%	10/1/64	1,280	1,146
	Chester County IDA Recreational Revenue	4.000%	12/1/46	5,000	4,782
	Chester County IDA Recreational Revenue	4.000%	12/1/51	5,000	4,696
	Chester County IDA Recreational Revenue (Longwood Gardens Project)	5.000%	12/1/39	1,000	1,063
	Chester County IDA Recreational Revenue (Longwood Gardens Project)	5.000%	12/1/44	3,215	3,352
	Chester County PA GO	5.000%	7/15/37	635	664
	Chester County PA GO	5.000%	7/15/38	500	557
	Chester County PA GO	5.000%	7/15/39	700	776
	Chester County PA GO	5.000%	7/15/40	1,500	1,653
	Chester County PA GO	5.000%	7/15/41	2,500	2,728
	Chester County School Authority Lease Revenue	5.000%	4/1/43	1,000	1,065
	Chester County School Authority Lease Revenue	5.000%	4/1/45	900	951
	Clarion County IDA Local or Guaranteed Housing Revenue (Clarion University of Pennsylvania Housing Project)	5.000%	7/1/29	2,000	2,002
	Clarion County IDA Local or Guaranteed Housing Revenue (Clarion University of Pennsylvania Housing Project)	5.000%	7/1/33	3,000	3,002
[4]	Coatesville School District GO	4.250%	11/15/39	12,000	12,184
	Colonial School District GO	3.000%	2/15/39	350	317
	Colonial School District GO	3.000%	2/15/40	700	629
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/30	1,750	1,934
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/31	1,000	1,121
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/27	4,000	4,186
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/29	5,125	5,447

Vanguard® Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/30	4,045	4,292
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/31	7,190	7,615
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/32	7,000	7,401
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/35	4,000	4,204
[1,6]	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/39	32,000	32,089
	Commonwealth of Pennsylvania COP	5.000%	7/1/35	845	885
	Commonwealth of Pennsylvania COP	5.000%	7/1/36	1,000	1,045
	Commonwealth of Pennsylvania COP	5.000%	7/1/37	875	913
	Commonwealth of Pennsylvania COP	5.000%	7/1/38	1,000	1,041
	Commonwealth of Pennsylvania GO	5.000%	8/15/25	1,420	1,435
[1]	Commonwealth of Pennsylvania GO	5.000%	9/15/25	2,275	2,302
	Commonwealth of Pennsylvania GO	5.000%	1/1/26	10,000	10,191
	Commonwealth of Pennsylvania GO	5.000%	9/1/26	5,000	5,170
	Commonwealth of Pennsylvania GO	5.000%	9/15/26	525	544
[1]	Commonwealth of Pennsylvania GO	5.000%	9/15/26	9,050	9,369
	Commonwealth of Pennsylvania GO	5.000%	9/15/27	10,000	10,347
	Commonwealth of Pennsylvania GO	5.000%	9/1/28	12,500	13,463
	Commonwealth of Pennsylvania GO	5.000%	9/1/30	8,200	9,143
	Commonwealth of Pennsylvania GO	4.000%	2/1/31	10,000	10,091
	Commonwealth of Pennsylvania GO	5.000%	3/1/32	5,000	5,321
	Commonwealth of Pennsylvania GO	5.000%	9/1/32	9,300	10,659
[1]	Commonwealth of Pennsylvania GO	4.000%	3/1/33	15,000	15,344
[1]	Commonwealth of Pennsylvania GO	4.000%	3/1/34	10,000	10,188
	Commonwealth of Pennsylvania GO	5.000%	10/1/34	5,000	5,723
	Commonwealth of Pennsylvania GO	4.000%	3/1/35	5,500	5,585
	Commonwealth of Pennsylvania GO	3.000%	5/1/35	14,300	13,590
	Commonwealth of Pennsylvania GO	3.000%	5/15/35	15,000	14,139
	Commonwealth of Pennsylvania GO	5.000%	10/1/35	15,000	17,118
	Commonwealth of Pennsylvania GO	3.000%	5/1/36	490	458
	Commonwealth of Pennsylvania GO	3.000%	5/15/36	10,000	9,284
	Commonwealth of Pennsylvania GO	3.000%	9/15/36	1,375	1,261
	Commonwealth of Pennsylvania GO	4.000%	3/1/37	10,000	10,107
	Commonwealth of Pennsylvania GO	4.000%	10/1/37	4,795	4,929
	Commonwealth of Pennsylvania GO	4.000%	3/1/38	2,820	2,850
	Commonwealth of Pennsylvania GO	3.000%	5/1/38	12,975	11,868
	Commonwealth of Pennsylvania GO	2.000%	5/15/38	7,000	5,620
	Commonwealth of Pennsylvania GO	5.000%	10/1/38	10,000	11,267
	Commonwealth of Pennsylvania GO	2.000%	5/15/39	7,375	5,785
	Commonwealth of Pennsylvania GO	4.000%	10/1/39	8,815	8,971
	Commonwealth of Pennsylvania GO	2.000%	5/15/40	6,750	5,181
	Commonwealth of Pennsylvania GO	4.000%	9/1/40	11,250	11,447
	Commonwealth of Pennsylvania GO	2.000%	5/15/41	3,800	2,838
	Commonwealth of Pennsylvania GO	4.000%	8/15/41	5,000	5,051
	Commonwealth of Pennsylvania GO	4.000%	9/1/41	10,000	10,099
	Commonwealth of Pennsylvania GO	4.000%	8/15/42	25,000	25,088
	Commonwealth of Pennsylvania GO	4.000%	9/1/42	10,000	10,037
	Commonwealth of Pennsylvania GO	4.000%	9/1/43	10,000	9,989
	Commonwealth of Pennsylvania GO	4.000%	8/15/44	20,000	19,924
	Conestoga Valley School District GO	3.000%	2/1/37	1,240	1,161
	Conestoga Valley School District GO	3.000%	2/1/38	850	785
[4]	Connellsville Area School District GO	4.000%	8/15/26	1,685	1,712
[1]	Conrad Weiser Area School District GO	4.000%	9/1/35	635	643
	Council Rock School District GO	2.050%	11/15/33	1,085	916
	Council Rock School District GO	3.250%	11/15/39	5,010	4,712
	Council Rock School District GO	2.050%	8/15/42	3,000	2,012
	Cumberland County Municipal Authority College & University Revenue	5.000%	5/1/31	1,500	1,532
	Cumberland County Municipal Authority College & University Revenue	5.000%	5/1/32	800	817
	Cumberland County Municipal Authority College & University Revenue	5.000%	5/1/34	1,420	1,450
	Cumberland County Municipal Authority College & University Revenue (Dickinson College Project)	5.000%	11/1/39	4,685	4,864
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/36	1,400	1,414
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/38	2,475	2,194
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/44	7,185	6,754
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/49	5,000	4,545
[4,7]	Cumberland Valley School District GO	5.000%	12/1/40	500	541
[1]	Cumberland Valley School District GO	5.000%	11/15/42	2,000	2,142
[4,7]	Cumberland Valley School District GO	5.000%	12/1/43	500	535
[1]	Cumberland Valley School District GO	5.000%	11/15/44	1,500	1,599
[4,7]	Cumberland Valley School District GO	5.000%	12/1/46	2,300	2,440
[1]	Cumberland Valley School District GO	5.000%	11/15/47	3,600	3,795
[4,7]	Cumberland Valley School District GO	5.000%	12/1/49	2,075	2,187

Vanguard® Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,7]	Cumberland Valley School District GO	5.000%	12/1/53	2,150	2,255
	Dallastown Area School District GO	5.000%	3/15/38	1,200	1,293
	Dallastown Area School District GO	5.000%	3/15/39	4,255	4,562
[2]	Dauphin County General Authority College & University Revenue (The Harrisburg University of Science & Technology Project)	5.125%	10/15/41	1,000	735
[2]	Dauphin County General Authority College & University Revenue (The Harrisburg University of Science & Technology Project)	6.250%	10/15/53	1,615	1,230
	Dauphin County General Authority Health, Hospital, Nursing Home Revenue (Pinnacle Health System Project)	4.000%	6/1/31	2,190	2,207
	Dauphin County General Authority Health, Hospital, Nursing Home Revenue (Pinnacle Health Systems Project)	4.000%	6/1/30	3,745	3,780
	Dauphin County General Authority Health, Hospital, Nursing Home Revenue (Pinnacle Health Systems Project)	4.000%	6/1/32	2,070	2,084
	Dauphin County General Authority Health, Hospital, Nursing Home Revenue (Pinnacle Health Systems Project)	5.000%	6/1/35	3,925	3,994
	Dauphin County PA GO	5.000%	11/15/42	4,590	4,944
	Dauphin County PA GO	5.000%	11/15/43	2,500	2,676
	Dauphin County PA GO	5.000%	11/15/44	2,225	2,369
[1]	Deer Creek Drainage Basin Authority Sewer Revenue	2.375%	12/1/46	750	500
[1]	Deer Creek Drainage Basin Authority Sewer Revenue	2.500%	12/1/51	2,000	1,280
	Delaware County Authority College & University Revenue	5.000%	10/1/35	2,215	2,228
	Delaware County Authority College & University Revenue	5.000%	10/1/39	4,500	4,401
	Delaware County Authority College & University Revenue	5.000%	10/1/42	6,720	6,848
	Delaware County PA GO	5.000%	8/1/46	4,740	5,073
	Delaware County PA GO	5.000%	8/1/48	3,210	3,412
	Delaware County Regional Water Quality Control Authority Water Revenue	5.000%	11/1/41	5,000	5,099
[4]	Delaware County Vocational & Technical School Authority Lease (Appropriation) Revenue	4.000%	11/1/54	2,500	2,327
[4]	Delaware River Joint Toll Bridge Commission Highway Revenue	4.000%	7/1/33	4,000	4,003
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/36	3,500	3,644
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/42	13,930	14,315
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/47	3,000	3,046
	Delaware River Port Authority Highway Revenue	5.000%	1/1/37	2,500	2,665
	Delaware River Port Authority Highway Revenue	5.000%	1/1/38	600	639
	Delaware River Port Authority Highway Revenue	5.000%	1/1/40	1,825	1,942
	Delaware Valley Regional Finance Authority Indirect Ad Valorem Property Revenue	5.750%	7/1/32	6,885	7,959
[3]	Delaware Valley Regional Finance Authority Indirect Ad Valorem Property Revenue VRDO	1.830%	3/5/25	775	775
	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue	4.000%	3/1/34	6,000	6,335
	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue	4.000%	3/1/35	6,000	6,327
	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue	4.000%	9/1/35	2,500	2,630
[3]	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue VRDO	1.500%	3/3/25	1,200	1,200
[2]	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,015	1,071
[2]	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	5.375%	7/1/39	1,000	1,089
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/45	2,545	2,315
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/46	3,285	3,298
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/49	2,475	2,499
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/26	755	774
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/32	750	774
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/33	1,000	1,030
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/35	500	512
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	3.000%	7/15/39	635	551
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/40	760	767
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	3.000%	7/15/46	3,000	2,135
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/48	7,050	5,760
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/51	5,405	4,372
	East Hempfield Township IDA Local or Guaranteed Housing Revenue (Student Services Inc. Student Housing Project), Prere.	5.000%	7/1/25	825	830
	East Hempfield Township IDA Local or Guaranteed Housing Revenue (Student Services Inc. Student Housing Project), Prere.	5.000%	7/1/25	3,750	3,773
[4]	Ellwood City Area School District GO	4.500%	6/1/52	1,305	1,317
	Erie City Water Authority Water Revenue, Prere.	5.000%	12/1/26	30	31
	Erie Higher Education Building Authority College & University Revenue (AICUP Financing Program)	5.000%	5/1/47	955	929
	Erie Higher Education Building Authority College & University Revenue (Gannon University Project - Aicup Financing Program)	4.000%	5/1/36	400	382
	Erie Higher Education Building Authority College & University Revenue (Gannon University Project)	5.000%	5/1/32	1,325	1,343
	Erie Higher Education Building Authority College & University Revenue (Gannon University Project)	5.000%	5/1/33	1,395	1,412
	Erie Higher Education Building Authority College & University Revenue (Gannon University Project)	4.000%	5/1/41	475	424
[1]	Erie School District GO	5.000%	4/1/27	150	156
[1]	Erie School District GO	3.000%	4/1/32	3,360	3,274
[3]	Fayette County PA Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	1.830%	3/6/25	930	930
	Fox Chapel Area School District GO	5.000%	2/1/36	2,000	2,063
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/48	3,400	3,197
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/54	4,050	3,714

Vanguard® Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Gateway School District Alleghany County GO	3.000%	10/15/36	1,300	1,197
[4]	Gateway School District Alleghany County GO	3.000%	10/15/43	2,375	1,993
	Geisinger Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/34	4,250	4,391
	Geisinger Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/39	15,125	15,187
	Geisinger Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/41	795	774
	Geisinger Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/45	14,500	14,745
	Geisinger Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/47	2,000	1,920
	Geisinger Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/50	27,460	25,712
	Geisinger Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/50	23,095	23,748
	Gettysburg Area School District GO	4.000%	4/1/36	1,200	1,228
[1]	Greater Johnstown Water Authority Sewer Revenue	4.000%	8/15/38	1,250	1,267
	Hatboro-Horsham School District GO	5.000%	9/15/40	400	438
	Hatboro-Horsham School District GO	5.000%	9/15/42	550	595
	Hatboro-Horsham School District GO	5.000%	9/15/43	500	536
	Hatboro-Horsham School District GO	5.250%	9/15/47	1,000	1,075
	Hatboro-Horsham School District GO	5.250%	9/15/51	2,000	2,136
	Haverford Township School District GO	3.000%	3/1/34	55	53
	Haverford Township School District GO	5.000%	3/15/40	400	436
	Haverford Township School District GO	5.000%	3/15/41	580	627
	Haverford Township School District GO	5.000%	3/15/41	1,000	1,082
	Haverford Township School District GO	5.000%	3/15/42	450	484
	Haverford Township School District GO	5.000%	3/15/42	750	807
	Haverford Township School District GO	5.000%	3/15/43	635	679
	Haverford Township School District GO	5.000%	3/15/43	900	964
	Haverford Township School District GO	5.000%	3/15/44	575	613
	Haverford Township School District GO	5.000%	3/15/44	750	800
[1]	Hempfield Area School District GO	5.000%	3/15/48	5,000	5,268
[4]	Indiana County IDA Local or Guaranteed Housing Revenue	5.000%	5/1/37	1,320	1,447
[4]	Indiana County IDA Local or Guaranteed Housing Revenue	5.000%	5/1/38	1,390	1,519
[4]	Indiana County IDA Local or Guaranteed Housing Revenue	5.000%	5/1/39	1,460	1,590
[4]	Indiana County IDA Local or Guaranteed Housing Revenue	5.000%	5/1/40	1,530	1,658
[4]	Indiana County IDA Local or Guaranteed Housing Revenue	5.000%	5/1/41	1,605	1,726
[4]	Indiana County IDA Local or Guaranteed Housing Revenue	4.000%	5/1/42	1,035	1,027
[4]	Indiana County IDA Local or Guaranteed Housing Revenue	5.000%	5/1/47	3,510	3,694
[4]	Interboro School District GO	4.000%	8/15/43	1,445	1,435
[1]	Interboro School District GO	5.500%	8/15/63	2,500	2,709
[2]	Jefferson County PA Hospital Authority Health, Hospital, Nursing Home Revenue	4.500%	1/15/27	1,000	1,006
	Kennett Consolidated School District GO	5.000%	2/15/42	475	511
	Kennett Consolidated School District GO	5.000%	2/15/43	600	644
	Kennett Consolidated School District GO	5.000%	2/15/44	550	587
	Kennett Consolidated School District GO	5.000%	2/15/48	1,000	1,058
	Kennett Consolidated School District GO	5.000%	2/15/51	5,050	5,313
	Lackawanna County IDA College & University Revenue	4.000%	11/1/35	900	905
	Lackawanna County IDA College & University Revenue	4.000%	11/1/36	625	627
	Lackawanna County IDA College & University Revenue	4.000%	11/1/40	6,700	6,362
	Lampeter Strasburg School District GO	5.000%	3/1/39	600	647
	Lampeter Strasburg School District GO	5.000%	3/1/40	725	777
	Lampeter Strasburg School District GO	5.000%	3/1/41	2,675	2,839
	Lampeter Strasburg School District GO	5.000%	3/1/42	2,750	2,908
	Lampeter Strasburg School District GO	5.000%	3/1/43	2,760	2,911
	Lampeter Strasburg School District GO	5.000%	3/1/44	1,425	1,497
	Lancaster County Convention Center Authority Hotel Occupancy Tax Revenue	4.000%	5/1/49	2,900	2,722
	Lancaster County Convention Center Authority Hotel Occupancy Tax Revenue	4.750%	5/1/53	2,000	2,023
	Lancaster County PA GO	4.000%	11/1/34	500	510
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/40	500	464
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/42	8,825	8,959
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/46	1,145	1,178
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/51	26,065	26,584
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Brethren Village Project)	5.000%	7/1/25	715	715
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Brethren Village Project)	5.000%	7/1/30	750	757
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Brethren Village Project)	5.000%	7/1/31	1,300	1,311
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Brethren Village Project)	5.000%	7/1/32	725	731
	Lancaster Higher Education Authority College & University Revenue (Elizabeth College Project)	5.000%	10/1/31	1,000	1,031
	Lancaster Higher Education Authority College & University Revenue (Elizabeth College Project)	5.000%	10/1/46	3,000	2,888
	Lancaster Higher Education Authority College & University Revenue (Elizabeth College Project)	5.000%	10/1/51	4,000	3,775
	Lancaster IDA Health, Hospital, Nursing Home Revenue	4.000%	7/1/46	1,425	1,310
	Lancaster IDA Health, Hospital, Nursing Home Revenue	4.000%	7/1/56	5,550	4,788
[4]	Lancaster PA GO	4.000%	11/1/33	2,545	2,599
[4]	Lancaster PA GO	4.000%	11/1/34	2,660	2,708
[4]	Lancaster PA GO	4.000%	11/1/35	2,355	2,392

Vanguard® Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lancaster Pennsylvania Municipal Authority Health, Hospital, Nursing Home Revenue (Luthercare Project)	5.000%	12/1/45	800	836
	Lancaster Pennsylvania Municipal Authority Health, Hospital, Nursing Home Revenue (Luthercare Project)	5.000%	12/1/55	960	986
[4,7]	Lancaster School District GO	5.000%	6/1/33	750	851
[4,7]	Lancaster School District GO	5.000%	6/1/34	1,500	1,695
[4,7]	Lancaster School District GO	5.000%	6/1/35	750	843
[4]	Lancaster School District GO	4.000%	6/1/36	1,190	1,212
[4,7]	Lancaster School District GO	5.000%	6/1/42	1,295	1,399
[4,7]	Lancaster School District GO	5.000%	6/1/43	1,135	1,219
[4,7]	Lancaster School District GO	5.000%	6/1/44	1,290	1,378
	Latrobe IDA College & University Revenue	5.000%	3/1/32	335	348
	Latrobe IDA College & University Revenue	5.000%	3/1/33	300	310
	Latrobe IDA College & University Revenue	5.000%	3/1/34	325	334
	Latrobe IDA College & University Revenue	4.000%	3/1/35	450	429
	Latrobe IDA College & University Revenue	4.000%	3/1/36	475	449
	Latrobe IDA College & University Revenue	4.000%	3/1/38	575	535
	Latrobe IDA College & University Revenue	4.000%	3/1/39	685	628
	Latrobe IDA College & University Revenue	4.000%	3/1/41	535	473
	Latrobe IDA College & University Revenue	4.000%	3/1/46	2,600	2,189
	Latrobe IDA College & University Revenue	4.000%	3/1/51	2,795	2,245
[4]	Lehigh County Authority Intergovernmental Agreement Revenue	4.000%	12/1/41	3,750	3,795
[4]	Lehigh County Authority Intergovernmental Agreement Revenue	4.000%	12/1/42	5,560	5,593
	Lehigh County General Purpose Authority Charter School Aid Revenue	4.000%	6/1/57	1,445	1,193
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/46	3,685	3,273
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/51	10,680	9,175
	Lehigh County PA GO	3.000%	11/15/43	1,690	1,448
	Lehigh County PA Health, Hospital, Nursing Home Revenue	5.000%	7/1/44	9,120	9,430
	Lehigh County PA Health, Hospital, Nursing Home Revenue	3.250%	7/1/49	315	252
	Lehigh County PA Health, Hospital, Nursing Home Revenue	4.000%	7/1/49	10,000	9,110
[4]	Lehighton Area School District GO	5.000%	11/15/36	1,850	2,023
[4]	Lehighton Area School District GO	5.000%	11/15/39	5,000	5,391
	Lincoln University of the Commonwealth System of Higher Education College & University Revenue	5.250%	7/1/44	4,000	3,867
[4]	Littlestown Area School District GO	5.000%	10/1/50	2,400	2,513
	Lower Paxton Township PA GO	5.000%	4/1/40	200	216
	Lower Paxton Township PA GO	5.000%	4/1/41	225	242
	Lower Paxton Township PA GO	5.000%	4/1/42	200	214
	Lower Paxton Township PA GO	5.000%	4/1/43	350	373
	Lower Paxton Township PA GO	5.000%	4/1/44	300	318
	Lower Paxton Township PA GO	5.000%	4/1/49	1,000	1,048
[4]	Lycoming County Authority College & University Revenue	5.000%	7/1/27	1,800	1,869
	Lycoming County Authority College & University Revenue (AICUP Financing Program)	5.500%	11/1/33	2,935	2,941
	Mechanicsburg Area School District GO	4.000%	3/1/36	1,550	1,569
[1]	Mechanicsburg Area School District GO	5.000%	5/15/45	1,705	1,786
[1]	Mechanicsburg Area School District GO	5.000%	5/15/46	2,080	2,176
[1]	Mechanicsburg Area School District GO	5.000%	5/15/51	5,335	5,574
[4]	Middletown Area School District GO	5.000%	3/1/40	2,000	2,166
[4]	Middletown Area School District GO	5.000%	3/1/41	2,000	2,152
[4]	Middletown Area School District GO	5.000%	3/1/42	2,000	2,140
	Monroe County PA GO	4.000%	7/15/37	1,630	1,670
	Monroe County PA Hospital Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/26	3,890	4,007
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/37	330	368
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/38	1,000	1,108
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/39	1,000	1,098
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/42	4,000	3,892
	Montgomery County Higher Education & Health Authority College & University Revenue (Ursinus College Project)	5.250%	11/1/42	1,500	1,503
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	1,415	1,442
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/32	25	26
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/34	2,210	2,335
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/35	2,780	2,932
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/37	2,500	2,624
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/43	4,825	4,956
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/47	5,250	4,855
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/47	1,700	1,775
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/47	2,000	2,008
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/52	5,000	4,538
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	3.250%	5/1/55	12,000	9,146
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/56	13,935	12,494
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/57	11,000	11,272
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/34	380	383

Vanguard® Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/36	1,445	1,448
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/44	4,530	4,263
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/49	2,805	2,551
	Montgomery County Higher Education & Health Authority Private Schools Revenue (Hill School Project)	4.000%	8/15/50	3,705	3,396
	Montgomery County Higher Education and Health Authority College & University Revenue	5.000%	4/1/29	2,580	2,582
	Montgomery County Higher Education and Health Authority College & University Revenue	5.000%	4/1/30	1,000	1,001
	Montgomery County Higher Education and Health Authority College & University Revenue	4.000%	4/1/36	515	478
	Montgomery County Higher Education and Health Authority College & University Revenue	4.000%	4/1/37	545	502
	Montgomery County Higher Education and Health Authority College & University Revenue	4.000%	4/1/38	695	635
	Montgomery County Higher Education and Health Authority College & University Revenue	4.000%	4/1/39	305	275
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/37	1,435	1,435
[1]	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/49	10,000	9,315
	Montgomery County Higher Education and Health Authority Private Schools Revenue (Hill School Project)	3.500%	8/15/46	100	85
	Montgomery County PA GO	5.000%	10/1/38	8,610	9,553
	Montgomery County PA GO	5.000%	1/1/39	7,175	7,872
	Montgomery County PA IDA College & University Revenue (Ursinus College Project)	5.000%	11/1/44	2,985	3,016
	Montgomery County PA IDA College & University Revenue (Ursinus College Project)	5.250%	11/1/54	1,500	1,524
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/30	1,575	1,575
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	1,200	1,214
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.250%	1/1/40	4,750	4,750
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	4.000%	11/15/43	700	671
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.000%	11/15/45	2,600	2,690
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.250%	11/15/53	1,500	1,556
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Meadowood Senior Living Project)	5.000%	12/1/38	2,500	2,545
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/25	250	250
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/26	350	351
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/27	300	301
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/29	100	100
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/30	210	211
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/31	250	251
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/32	100	100
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/33	225	225
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/34	370	367
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/35	570	564
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/36	825	813
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/37	705	692
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/38	400	390
	Montgomery County PA IDA Industrial Revenue	4.100%	6/1/29	4,435	4,555
	Montgomery County PA IDA Industrial Revenue PUT	4.100%	4/3/28	17,765	18,139
	Montgomery County PA IDA Private Schools Revenue (Germantown Academy Project)	4.000%	10/1/41	1,000	898
	Montgomery County PA IDA Private Schools Revenue (Haverford School Project)	3.000%	3/1/49	3,760	2,878
	Montgomery County PA IDA Private Schools Revenue (Haverford School Project)	4.000%	3/1/49	1,670	1,516
	Moon IDA Health, Hospital, Nursing Home Revenue	5.625%	7/1/30	1,000	886
	Moon IDA Health, Hospital, Nursing Home Revenue	6.000%	7/1/45	3,500	2,832
	Mount Lebanon Hospital Authority Health, Hospital, Nursing Home Revenue (St. Clair Memorial Hospital Project)	4.000%	7/1/48	7,890	7,313
	Muhlenberg School District GO	5.000%	5/15/49	1,750	1,832
	Muhlenberg School District GO	5.000%	5/15/54	7,000	7,285
	North Allegheny School District GO	3.000%	5/1/32	1,270	1,233
[4]	Northampton Area School District GO	4.100%	2/1/41	3,090	3,109
	Northampton County General Purpose Authority College & University Revenue	4.000%	11/15/34	7,535	7,612
	Northampton County General Purpose Authority College & University Revenue	5.000%	10/1/36	1,500	1,531
	Northampton County General Purpose Authority College & University Revenue	5.000%	10/1/40	1,760	1,786
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/28	4,170	4,275
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/36	6,790	6,923
[1]	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/42	6,000	5,834
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/43	3,000	3,076
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/48	3,895	3,561
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.250%	8/15/53	3,000	3,189
[3]	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue VRDO	1.500%	3/3/25	900	900
	Northampton County IDA Health, Hospital, Nursing Home Revenue	5.000%	11/1/44	1,900	1,771
	Northampton Township PA GO	3.625%	5/15/39	2,145	2,051
	Northeastern Pennsylvania Hospital & Education Authority College & University Revenue (Wilkes University Project)	5.000%	3/1/37	3,740	3,744
	Northeastern Pennsylvania Hospital and Education Authority College & University Revenue (Kings College Project)	5.000%	5/1/44	1,000	982

Vanguard® Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Northeastern Pennsylvania Hospital and Education Authority College & University Revenue (Kings College Project)	5.000%	5/1/49	1,535	1,463
	Northeastern Pennsylvania Hospital and Education Authority College & University Revenue (Wilkes University Project)	5.000%	3/1/25	1,125	1,125
	Northeastern Pennsylvania Hospital and Education Authority College & University Revenue (Wilkes University Project)	5.000%	3/1/29	1,250	1,258
	Northeastern Pennsylvania Hospital and Education Authority College & University Revenue (Wilkes University Project)	5.250%	3/1/31	1,140	1,152
	Northeastern Pennsylvania Hospital and Education Authority College & University Revenue (Wilkes University Project)	5.250%	3/1/37	3,000	3,015
[4]	Northeastern School District/York County GO	3.000%	3/1/33	375	359
[4]	Northeastern School District/York County GO	3.000%	3/1/34	300	285
[4]	Northeastern School District/York County GO	3.000%	3/1/35	250	237
[4]	Northeastern School District/York County GO	3.000%	3/1/38	850	780
[4]	Northeastern School District/York County GO	3.000%	3/1/41	800	702
[4]	Northeastern School District/York County GO	3.000%	3/1/46	2,130	1,734
[4]	Northern Tioga School District GO	4.000%	4/1/33	500	509
[4]	Oxford Area Sewer Authority Sewer Revenue	3.000%	7/1/46	1,255	1,006
	Parkland School District GO	5.000%	2/1/43	2,270	2,441
	Parkland School District GO	5.000%	2/1/44	700	750
	Parkland School District GO	5.000%	2/1/45	875	935
	Parkland School District GO	5.000%	2/1/49	2,325	2,460
[4]	Penn Hills School District GO	3.000%	10/1/30	3,030	2,995
[4]	Penn Hills School District GO	3.000%	10/1/31	3,585	3,519
[4]	Penn Hills School District GO	3.000%	10/1/32	2,070	2,013
[4]	Penn Hills School District GO	3.000%	10/1/33	760	734
	Penn Manor School District GO	5.000%	3/1/36	1,700	1,743
	Pennsbury School District GO	5.000%	8/1/39	750	815
	Pennsbury School District GO	5.000%	8/1/39	500	549
	Pennsbury School District GO	5.000%	8/1/40	1,000	1,079
	Pennsbury School District GO	5.000%	8/1/40	500	545
	Pennsbury School District GO	5.000%	8/1/41	600	650
	Pennsbury School District GO	5.000%	8/1/42	750	809
	Pennsbury School District GO	5.000%	8/1/43	4,000	4,258
	Pennsbury School District GO	5.000%	8/1/43	575	617
	Pennsbury School District GO	5.000%	8/1/44	1,000	1,069
	Pennsylvania Economic Development Financing Authority College & University Revenue (Villanova University Project)	5.000%	8/1/41	1,000	1,112
	Pennsylvania Economic Development Financing Authority College & University Revenue (Villanova University Project)	5.000%	8/1/49	9,425	10,080
	Pennsylvania Economic Development Financing Authority Electric Power & Light Revenue PUT	5.250%	6/1/27	750	759
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/37	2,200	2,234
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/37	2,000	2,023
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/37	500	562
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/37	500	562
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/38	1,685	1,861
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/38	2,000	2,011
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/38	500	560
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/38	575	643
[4]	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	10/15/38	4,725	4,296
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/39	900	1,000
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/39	800	889
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/39	1,700	1,699
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/40	2,000	1,981
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/40	1,200	1,198
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/45	10,000	9,463
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	10/15/46	5,040	4,029
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/47	3,500	3,662
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/47	2,400	2,261
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/48	2,880	2,689
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/51	5,500	5,012
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/52	2,250	2,043
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/53	4,370	3,953
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue (Presbyterian Senior Living Project)	5.000%	7/1/38	1,500	1,600
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue (Presbyterian Senior Living Project)	5.000%	7/1/42	1,500	1,570
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue (Presbyterian Senior Living Project)	5.250%	7/1/46	1,000	1,048
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue (Presbyterian Senior Living Project)	5.250%	7/1/49	2,000	2,084

Vanguard® Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	4.000%	11/15/27	700	722
[1]	Pennsylvania Economic Development Financing Authority Parking System Auto Parking Revenue	0.000%	1/1/29	1,080	938
[1]	Pennsylvania Economic Development Financing Authority Parking System Auto Parking Revenue	0.000%	1/1/30	3,710	3,097
[1]	Pennsylvania Economic Development Financing Authority Parking System Auto Parking Revenue	0.000%	1/1/36	6,045	3,959
[1]	Pennsylvania Economic Development Financing Authority Parking System Auto Parking Revenue	0.000%	1/1/38	5,525	3,305
[1]	Pennsylvania Economic Development Financing Authority Parking System Auto Parking Revenue	5.000%	1/1/38	2,640	2,845
[1]	Pennsylvania Economic Development Financing Authority Parking System Auto Parking Revenue	5.000%	1/1/39	1,500	1,603
[1]	Pennsylvania Economic Development Financing Authority Parking System Auto Parking Revenue	5.000%	1/1/40	2,880	3,060
	Pennsylvania Economic Development Financing Authority Parking System Auto Parking Revenue	4.375%	7/1/53	7,000	6,943
	Pennsylvania Economic Development Financing Authority Water Revenue (Pennsylvania-American Water Co. Project)	3.000%	4/1/39	4,500	3,964
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/29	1,655	1,710
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	6/15/30	3,895	3,971
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	6/15/32	2,790	2,817
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/33	3,520	3,560
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	6/15/33	1,935	1,952
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	11/1/33	2,000	2,020
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	5/1/34	2,575	2,549
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/34	3,000	3,032
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	6/15/34	2,940	2,982
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	8/15/34	2,200	2,217
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/35	1,870	1,912
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	8/15/35	2,275	2,290
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	5/1/36	2,305	2,254
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	8/15/36	1,400	1,408
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	11/1/36	4,895	4,940
[1]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	5/1/40	4,395	4,374
[1]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	5/1/41	1,000	984
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/41	8,750	8,857
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	3.000%	6/15/45	1,225	963
[4]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	3.000%	6/15/45	1,650	1,326
[1]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/46	5,000	5,180
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	8/15/46	6,000	6,115
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	2/15/48	5,000	5,122
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	2/15/55	22,100	23,732
	Pennsylvania Higher Educational Facilities Authority College & University Revenue, ETM	4.000%	6/15/32	500	526
	Pennsylvania Higher Educational Facilities Authority College & University Revenue, ETM	4.000%	6/15/33	345	364
	Pennsylvania Higher Educational Facilities Authority College & University Revenue, ETM	3.000%	6/15/45	180	154
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/32	3,965	3,965
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/34	750	770
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/35	3,135	3,171
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/35	785	804
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/38	1,000	1,096
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/39	1,000	1,010
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/41	2,000	2,213
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/42	8,260	8,224
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/42	3,000	2,898
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/43	6,540	6,480
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/43	2,000	2,182
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	8/15/47	7,345	6,036
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/49	10,000	9,317
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/49	11,485	11,816
[5]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.250%	11/1/51	4,000	3,869
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/54	9,185	9,562
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	11/1/54	6,475	7,035
[3]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	1.450%	3/3/25	11,550	11,550
[3]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	1.750%	3/3/25	28,650	28,650
[3]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	1.750%	3/3/25	17,605	17,605
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.200%	10/1/31	2,500	2,471
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.550%	10/1/33	2,500	2,499
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.950%	10/1/34	3,000	2,748
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	10/1/34	1,000	985
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.600%	8/1/35	7,327	7,163
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.125%	10/1/35	2,000	1,643
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.070%	10/1/36	5,000	3,965
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	10/1/36	6,200	6,101
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.780%	1/1/37	1,806	1,739
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	4.400%	10/1/38	8,500	8,672
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	4.500%	10/1/38	7,500	7,700
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.700%	10/1/39	6,845	5,747

Vanguard® Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.150%	10/1/39	3,000	2,695
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.350%	10/1/40	6,000	4,730
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.280%	10/1/41	7,500	5,661
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.450%	10/1/41	5,000	3,889
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.200%	10/1/41	7,830	6,815
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	4.300%	10/1/41	2,000	2,033
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.125%	10/1/41	3,835	4,021
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.650%	10/1/42	6,335	5,837
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.650%	10/1/42	10,000	9,038
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.550%	11/1/42	4,000	4,563
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.100%	10/1/44	8,500	6,976
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	4.500%	10/1/44	5,000	5,052
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.500%	10/1/45	2,500	1,838
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.600%	4/1/46	6,035	4,459
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.375%	10/1/46	7,005	4,866
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.400%	10/1/46	7,500	5,273
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	10/1/46	3,000	2,362
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.500%	10/1/50	3,000	1,938
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.550%	10/1/51	7,500	4,979
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	10/1/51	1,145	1,132
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	10/1/51	3,061	2,988
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	4.250%	10/1/52	2,060	2,091
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/52	6,800	7,064
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.500%	10/1/53	12,785	13,573
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.750%	10/1/53	9,232	9,842
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	10/1/53	4,950	5,399
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	6.000%	10/1/54	6,370	6,922
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	10/1/54	1,435	1,585
[2]	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue TOB VRDO	1.800%	3/3/25	6,965	6,965
[2,3]	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue TOB VRDO	2.050%	3/3/25	7,382	7,382
	Pennsylvania State University College & University Revenue	5.000%	9/1/36	4,650	4,844
	Pennsylvania State University College & University Revenue	5.000%	9/1/36	1,235	1,406
	Pennsylvania State University College & University Revenue	5.000%	9/1/37	945	1,071
	Pennsylvania State University College & University Revenue	5.000%	9/1/38	850	958
	Pennsylvania State University College & University Revenue	5.000%	9/1/39	1,000	1,121
	Pennsylvania State University College & University Revenue	5.000%	9/1/40	1,500	1,676
	Pennsylvania State University College & University Revenue	5.000%	9/1/41	1,575	1,748
	Pennsylvania State University College & University Revenue	5.000%	9/1/47	1,130	1,219
	Pennsylvania State University College & University Revenue	5.250%	9/1/48	7,130	7,841
	Pennsylvania State University College & University Revenue	5.000%	9/1/49	7,000	7,559
	Pennsylvania State University College & University Revenue	5.250%	9/1/53	9,010	9,821
	Pennsylvania State University College & University Revenue	5.250%	9/1/54	10,000	10,944
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/34	10,000	10,093
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/34	4,000	4,189
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	5,500	5,754
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	4,390	4,521
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	5,000	5,235
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	5,500	6,251
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	2,900	3,311
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/36	680	694
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/36	1,000	1,078
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/36	9,790	10,233
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/36	1,250	1,421
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/37	6,610	6,672
	Pennsylvania Turnpike Commission Highway Revenue	4.750%	12/1/37	4,070	4,163
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/37	1,360	1,460
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/37	6,535	6,816
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/37	1,315	1,369
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/38	2,755	3,011
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/38	1,240	1,396
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/39	1,240	1,388
[1]	Pennsylvania Turnpike Commission Highway Revenue	0.000%	12/1/40	1,820	928
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/40	2,735	2,759
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/40	1,785	1,806
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/40	3,020	3,041
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/40	4,200	4,211
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/40	1,700	1,899
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/40	1,570	1,760
[4]	Pennsylvania Turnpike Commission Highway Revenue	0.000%	12/1/41	5,400	2,585
	Pennsylvania Turnpike Commission Highway Revenue	0.000%	12/1/41	500	235

Vanguard® Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/41	7,275	7,284
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/41	3,035	3,128
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/41	3,710	4,147
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/41	1,120	1,262
[7]	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/41	1,010	1,136
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/41	1,250	1,397
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/42	1,700	1,689
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/42	2,000	2,052
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/42	1,165	1,288
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/42	1,540	1,706
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/42	2,230	2,497
[7]	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/42	1,030	1,146
	Pennsylvania Turnpike Commission Highway Revenue	5.500%	12/1/42	2,950	3,039
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/43	4,550	4,465
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/43	2,750	2,876
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/43	1,750	1,921
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/43	1,500	1,648
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/43	1,050	1,156
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/43	4,000	4,402
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/43	1,950	2,163
[7]	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/43	1,115	1,229
[7]	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/43	1,750	1,927
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/44	16,635	17,329
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/44	1,055	1,155
[7]	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/44	1,345	1,473
[7]	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/44	2,000	2,190
[7]	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/45	1,930	2,099
[7]	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/45	1,130	1,229
	Pennsylvania Turnpike Commission Highway Revenue	5.500%	12/1/46	7,000	7,185
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	6/1/47	10,000	10,247
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/47	3,385	3,458
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/47	5,515	5,854
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/47	5,000	5,353
[7]	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/47	3,000	3,235
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/47	2,895	3,147
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/48	12,500	13,507
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/49	6,940	7,280
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/49	4,000	4,279
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/50	17,150	18,105
	Pennsylvania Turnpike Commission Highway Revenue	3.000%	12/1/51	5,275	4,006
	Pennsylvania Turnpike Commission Highway Revenue	3.000%	12/1/51	3,415	2,599
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/51	5,500	5,208
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/51	5,950	5,516
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/51	10,000	9,423
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/51	2,620	2,780
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/52	2,840	3,074
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/53	9,000	9,636
[7]	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/55	3,000	3,266
[8]	Pennsylvania Turnpike Commission Highway Revenue, 6.100% coupon rate effective 12/1/28	0.000%	12/1/41	9,795	9,343
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	5.000%	12/1/30	5,000	5,176
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	0.000%	12/1/37	2,100	1,277
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	4.000%	12/1/38	4,420	4,477
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	5.000%	12/1/38	3,000	3,177
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	5.000%	12/1/39	3,535	3,731
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	4.000%	12/1/40	2,155	2,170
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	4.000%	12/1/41	1,675	1,677
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	5.000%	12/1/43	15,810	16,562
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	5.000%	12/1/46	7,630	8,177
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	5.000%	12/1/48	8,000	8,302
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	5.000%	12/1/48	12,000	12,360
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	4.000%	12/1/51	7,000	6,735
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	4.000%	12/1/51	7,940	7,384
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	4.000%	12/1/53	5,000	4,597
[2]	Pennsylvania Turnpike Commission Registration Fee Transit Revenue TOB VRDO	1.850%	3/3/25	4,100	4,100
	Pequea Valley School District GO	3.750%	5/15/52	1,955	1,783
	Peters Township School District Washington County GO	5.000%	9/1/37	3,000	3,171
	Peters Township School District Washington County GO	5.000%	9/1/38	7,555	7,949
[2]	Philadelphia Authority for Industrial Development Charter School Aid Revenue	5.000%	6/15/33	2,380	2,406
[2]	Philadelphia Authority for Industrial Development Charter School Aid Revenue	5.375%	6/15/38	1,000	1,030
[2]	Philadelphia Authority for Industrial Development Charter School Aid Revenue	5.000%	6/15/43	1,500	1,520

Vanguard® Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Philadelphia Authority for Industrial Development Charter School Aid Revenue	5.500%	6/15/43	2,045	2,088
	Philadelphia Energy Authority Intergovernmental Agreement Revenue	5.000%	11/1/37	900	1,013
	Philadelphia Energy Authority Intergovernmental Agreement Revenue	5.000%	11/1/38	1,000	1,117
	Philadelphia Energy Authority Intergovernmental Agreement Revenue	5.000%	11/1/39	1,850	2,052
	Philadelphia Energy Authority Intergovernmental Agreement Revenue	5.000%	11/1/40	1,900	2,091
	Philadelphia Energy Authority Intergovernmental Agreement Revenue	5.000%	11/1/41	1,300	1,419
	Philadelphia Energy Authority Intergovernmental Agreement Revenue	5.000%	11/1/42	1,075	1,167
	Philadelphia Energy Authority Intergovernmental Agreement Revenue	5.000%	11/1/43	850	917
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/30	3,050	3,145
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/33	2,500	2,572
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/34	4,175	4,292
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/35	4,000	4,165
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/36	2,000	2,080
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/37	2,000	2,077
	Philadelphia Gas Works Co. Natural Gas Revenue	4.000%	10/1/37	1,120	1,130
[1]	Philadelphia Gas Works Co. Natural Gas Revenue	4.000%	8/1/38	4,250	4,336
[1]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/38	5,000	5,421
[1]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/39	1,905	2,059
[1]	Philadelphia Gas Works Co. Natural Gas Revenue	4.000%	8/1/40	1,750	1,769
[1]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/40	3,000	3,236
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/40	1,650	1,822
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/42	5,000	5,143
[5]	Philadelphia Gas Works Co. Natural Gas Revenue	5.250%	8/1/43	1,610	1,802
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/44	2,250	2,423
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/47	8,000	8,180
	Philadelphia Gas Works Co. Natural Gas Revenue	5.250%	8/1/49	8,965	9,774
[1]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/50	5,000	5,216
[5]	Philadelphia Gas Works Co. Natural Gas Revenue	5.250%	8/1/54	7,500	8,149
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	4,925	5,016
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	4,980	5,067
[1]	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	3,025	3,295
[1]	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	5,075	5,498
[1]	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	5,000	5,031
[1]	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	1,525	1,524
[1]	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	9,475	9,313
	Philadelphia IDA Charter School Aid Revenue (Alliance For Progress Charter School Inc. Project)	5.000%	6/15/49	2,770	2,660
[2]	Philadelphia IDA Charter School Aid Revenue (Discovery Charter School Inc. Project)	5.000%	4/15/42	1,000	972
[2]	Philadelphia IDA Charter School Aid Revenue (Discovery Charter School Inc. Project)	5.000%	4/15/52	1,500	1,413
	Philadelphia IDA Charter School Aid Revenue (Green Woods Charter School Project)	5.250%	6/15/52	950	957
	Philadelphia IDA Charter School Aid Revenue (Green Woods Charter School Project)	5.375%	6/15/57	1,250	1,260
	Philadelphia IDA Charter School Aid Revenue (Mast Community Charter School III Project)	5.000%	8/1/40	425	428
	Philadelphia IDA Charter School Aid Revenue (Master Charter School Project)	5.000%	8/1/40	600	610
	Philadelphia IDA Charter School Aid Revenue (Master Charter School Project)	5.000%	8/1/50	2,850	2,861
	Philadelphia IDA Charter School Aid Revenue (Philadelphia Electrical & Technology Charter School Project)	4.000%	6/1/41	375	344
	Philadelphia IDA Charter School Aid Revenue (Philadelphia Electrical & Technology Charter School Project)	4.000%	6/1/51	1,765	1,480
	Philadelphia IDA Charter School Aid Revenue (Philadelphia Electrical & Technology Charter School Project)	4.000%	6/1/56	670	547
	Philadelphia IDA Charter School Aid Revenue (Russell Byers Charter School Project)	5.000%	5/1/40	1,000	1,003
	Philadelphia IDA Charter School Aid Revenue (Russell Byers Charter School Project)	5.000%	5/1/50	5,130	4,897
[2]	Philadelphia IDA Charter School Aid Revenue (String Theory Charter School Project)	5.000%	6/15/40	415	419
[2]	Philadelphia IDA Charter School Aid Revenue (String Theory Charter School Project)	5.000%	6/15/50	1,050	1,046
	Philadelphia IDA College & University Revenue	5.000%	11/1/31	2,000	2,147
	Philadelphia IDA College & University Revenue	5.000%	11/1/32	2,000	2,142
	Philadelphia IDA College & University Revenue	4.000%	11/1/36	1,510	1,512
	Philadelphia IDA College & University Revenue	4.000%	11/1/37	2,750	2,740
	Philadelphia IDA College & University Revenue	4.000%	11/1/38	1,975	1,963
	Philadelphia IDA College & University Revenue	4.000%	11/1/45	12,000	11,020
	Philadelphia IDA College & University Revenue (Holy Family University Project)	5.000%	9/1/30	1,000	1,054
	Philadelphia IDA College & University Revenue (Holy Family University Project)	5.500%	9/1/37	2,375	2,634
	Philadelphia IDA College & University Revenue (Saint Joseph's University Project)	5.250%	11/1/52	3,000	3,221
	Philadelphia IDA College & University Revenue (Saint Joseph's University Project)	5.500%	11/1/60	14,410	15,607
	Philadelphia IDA Government Fund/Grant Revenue	5.000%	11/1/42	2,000	2,029
	Philadelphia IDA Government Fund/Grant Revenue	5.000%	11/1/47	5,000	5,038
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	3,600	3,748
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	2,180	2,266
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	2,150	2,163
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/35	2,425	2,501
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	3,780	3,799
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/36	11,000	11,339
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/45	4,000	4,313
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/46	4,000	4,299

Vanguard® Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	4.000%	7/1/49	7,500	7,207
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	5.250%	7/1/49	5,000	5,428
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	5.500%	7/1/53	15,000	16,651
	Philadelphia IDA Health, Hospital, Nursing Home Revenue VRDO	1.650%	3/3/25	2,025	2,025
	Philadelphia IDA Health, Hospital, Nursing Home Revenue VRDO	1.650%	3/3/25	9,135	9,135
	Philadelphia IDA Intergovernmental Agreement Revenue	5.000%	12/1/37	3,250	3,363
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/31	1,800	1,876
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/32	1,400	1,457
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/33	1,345	1,394
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/33	750	780
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/34	1,400	1,448
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/36	4,965	5,097
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/37	2,480	2,532
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/38	1,860	1,893
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/39	2,000	2,028
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/40	4,000	4,034
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/42	5,000	5,129
[4]	Philadelphia PA Airport Port, Airport & Marina Revenue	3.000%	7/1/50	5,000	3,689
	Philadelphia PA GO	5.000%	8/1/31	2,000	2,103
	Philadelphia PA GO	5.000%	8/1/32	4,000	4,029
	Philadelphia PA GO	5.000%	8/1/32	4,420	4,641
	Philadelphia PA GO	5.000%	8/1/33	4,000	4,027
[1]	Philadelphia PA GO	5.000%	8/1/35	6,000	6,259
	Philadelphia PA GO	4.000%	5/1/38	9,000	9,233
	Philadelphia PA GO	4.000%	5/1/39	1,000	1,020
[1]	Philadelphia PA GO	4.000%	5/1/41	2,580	2,591
	Philadelphia PA Water & Wastewater Water Revenue	4.000%	10/1/35	3,000	3,075
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/37	2,295	2,499
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/38	2,560	2,777
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/38	1,655	1,797
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/39	2,355	2,539
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	6/1/41	2,750	2,997
[1]	Philadelphia PA Water & Wastewater Water Revenue	5.000%	9/1/41	3,000	3,310
[1]	Philadelphia PA Water & Wastewater Water Revenue	5.000%	9/1/42	3,000	3,289
[1]	Philadelphia PA Water & Wastewater Water Revenue	5.000%	9/1/43	3,000	3,269
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/44	4,000	4,177
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/45	3,000	3,162
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/46	8,840	9,388
	Philadelphia PA Water & Wastewater Water Revenue	5.500%	6/1/47	6,610	7,234
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/48	2,000	2,055
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/50	3,610	3,768
	Philadelphia PA Water & Wastewater Water Revenue	4.000%	10/1/51	8,000	7,573
	Philadelphia PA Water & Wastewater Water Revenue	5.500%	6/1/52	16,380	17,779
	Philadelphia PA Water & Wastewater Water Revenue	5.250%	10/1/52	1,000	1,025
[1]	Philadelphia PA Water & Wastewater Water Revenue	5.500%	9/1/53	7,235	7,958
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/53	5,000	5,128
[5]	Philadelphia PA Water & Wastewater Water Revenue	5.250%	9/1/54	8,000	8,703
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/54	4,000	4,144
	Philadelphia Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	9/1/41	2,000	2,173
	Philadelphia Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	9/1/42	4,000	4,322
	Philadelphia Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	9/1/42	1,000	1,081
	Philadelphia Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	9/1/43	2,000	2,151
[9]	Philadelphia School District GO	5.000%	6/1/26	5,000	5,132
	Philadelphia School District GO	5.000%	9/1/31	2,000	2,018
	Philadelphia School District GO	5.000%	9/1/33	1,045	1,108
	Philadelphia School District GO	5.000%	9/1/35	2,500	2,549
	Philadelphia School District GO	5.000%	9/1/35	4,240	4,476
	Philadelphia School District GO	5.000%	9/1/36	2,015	2,051
	Philadelphia School District GO	4.000%	9/1/37	2,300	2,331
	Philadelphia School District GO	5.000%	9/1/37	2,015	2,050
	Philadelphia School District GO	5.000%	9/1/38	1,000	1,047
	Pine-Richland School District GO	4.000%	3/1/37	750	771
	Pittsburgh & Allegheny County Sports & Exhibition Authority Auto Parking Revenue	5.000%	12/15/31	1,000	1,045
	Pittsburgh & Allegheny County Sports & Exhibition Authority Auto Parking Revenue	5.000%	12/15/32	500	521
	Pittsburgh & Allegheny County Sports & Exhibition Authority Auto Parking Revenue	5.000%	12/15/34	1,000	1,039
	Pittsburgh & Allegheny County Sports & Exhibition Authority Auto Parking Revenue	5.000%	12/15/36	500	518
	Pittsburgh & Allegheny County Sports & Exhibition Authority Auto Parking Revenue	5.000%	12/15/37	500	517
[1]	Pittsburgh & Allegheny County Sports & Exhibition Authority Intergovernmental Agreement Revenue	5.000%	2/1/35	5,000	5,482
	Pittsburgh PA GO	4.000%	9/1/35	750	767
	Pittsburgh PA GO	5.000%	9/1/35	560	586

Vanguard® Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pittsburgh PA GO	4.000%	9/1/36	875	892
	Pittsburgh PA GO	5.000%	9/1/36	825	864
	Pittsburgh PA GO	4.000%	9/1/37	500	511
	Pittsburgh PA GO	4.000%	9/1/38	500	505
	Pittsburgh PA GO	5.000%	9/1/39	500	546
	Pittsburgh PA GO	5.000%	9/1/40	500	551
	Pittsburgh PA GO	5.000%	9/1/41	1,500	1,602
	Pittsburgh PA GO	5.000%	9/1/42	1,000	1,064
	Pittsburgh PA GO	5.000%	9/1/42	500	542
	Pittsburgh PA GO	5.000%	9/1/42	1,250	1,312
	Pittsburgh PA GO	5.000%	9/1/43	400	423
	Pittsburgh PA GO	5.000%	9/1/44	400	428
	Pittsburgh School District GO	4.000%	9/1/35	1,095	1,110
	Pittsburgh School District GO	4.000%	9/1/38	1,740	1,755
	Pittsburgh School District GO	3.000%	9/1/41	2,315	1,951
[9]	Pittsburgh Water & Sewer Authority Water Revenue	0.000%	9/1/27	10,820	10,017
[9]	Pittsburgh Water & Sewer Authority Water Revenue	0.000%	9/1/29	10,000	8,656
[1]	Pittsburgh Water & Sewer Authority Water Revenue	4.000%	9/1/36	850	878
[1]	Pittsburgh Water & Sewer Authority Water Revenue	4.000%	9/1/37	1,350	1,389
[1]	Pittsburgh Water & Sewer Authority Water Revenue	3.000%	9/1/39	500	449
[1]	Pittsburgh Water & Sewer Authority Water Revenue	3.000%	9/1/40	305	270
[1]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/44	2,080	2,177
[1]	Pittsburgh Water & Sewer Authority Water Revenue	5.500%	9/1/47	1,345	1,470
[1]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/48	3,405	3,650
	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/52	1,875	1,966
[5]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/55	5,000	5,381
[1,2]	Pittsburgh Water & Sewer Authority Water Revenue TOB VRDO	1.870%	3/3/25	1,100	1,100
[1,2]	Pittsburgh Water & Sewer Authority Water Revenue TOB VRDO	1.870%	3/3/25	7,500	7,500
	Pocono Mountains Industrial Park Authority Health, Hospital, Nursing Home Revenue (St. Lukes Hospital-Monroe Project)	4.000%	8/15/45	705	661
	Pottsville PA Hospital Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	1/1/27	6,275	6,529
	Radnor Township School District GO	5.500%	8/15/48	1,000	1,054
	Radnor Township School District GO	5.500%	8/15/53	1,000	1,051
[1]	Reading School District GO	5.000%	3/1/38	1,750	1,795
[1]	Ridley School District GO	4.000%	11/15/34	1,000	1,022
[4]	Ridley School District GO	3.000%	11/15/37	2,950	2,740
[1]	Ridley School District GO	4.000%	11/15/37	800	807
[4]	Ridley School District GO	3.000%	11/15/38	2,000	1,856
[1]	Ridley School District Lease (Non-Terminable) Revenue	5.000%	11/15/50	2,500	2,597
	School District of Philadelphia GO	5.000%	9/1/28	5,000	5,133
	School District of Philadelphia GO	5.000%	9/1/29	2,235	2,292
	School District of Philadelphia GO	5.250%	9/1/36	1,100	1,249
	School District of Philadelphia GO	4.000%	9/1/37	1,500	1,522
	School District of Philadelphia GO	5.000%	9/1/37	3,825	4,018
	School District of Philadelphia GO	5.250%	9/1/37	1,900	2,170
	School District of Philadelphia GO	4.000%	9/1/38	1,000	1,010
	School District of Philadelphia GO	5.000%	9/1/38	1,990	2,023
	School District of Philadelphia GO	5.250%	9/1/38	1,430	1,626
	School District of Philadelphia GO	4.000%	9/1/40	8,880	8,863
	School District of Philadelphia GO	5.250%	9/1/40	1,715	1,922
	School District of Philadelphia GO	5.000%	9/1/44	10,165	10,550
	School District of Philadelphia GO	4.000%	9/1/46	12,285	11,611
	School District of Philadelphia GO	5.500%	9/1/48	8,370	9,176
	School District of Philadelphia GO, Prere.	5.000%	9/1/26	10	10
[1]	Scott Township PA GO	3.000%	8/15/34	290	276
[1]	Scott Township PA GO	3.000%	8/15/38	300	275
[1]	Scott Township PA GO	3.000%	8/15/42	650	563
[1]	Scott Township PA GO	3.000%	8/15/46	600	493
[1]	Scranton PA GO	5.000%	11/15/26	850	877
[1]	Scranton PA GO	5.000%	11/15/27	615	644
	Scranton PA School District GO	5.000%	12/1/28	1,575	1,661
	Scranton PA School District GO	5.000%	12/1/29	1,250	1,331
	Scranton PA School District GO	4.000%	12/1/39	2,765	2,781
	Scranton PA School District GO	4.000%	12/1/40	500	493
	Scranton-Lackawanna Health and Welfare Authority College & University Revenue	5.000%	11/1/37	2,500	2,546
	Snyder County Higher Education Authority College & University Revenue (Susquehanna University Project)	5.000%	1/1/29	1,160	1,166
	Snyder County Higher Education Authority College & University Revenue (Susquehanna University Project)	5.000%	1/1/30	1,180	1,186
	Snyder County Higher Education Authority College & University Revenue (Susquehanna University Project)	5.000%	1/1/30	1,285	1,328
	Snyder County Higher Education Authority College & University Revenue (Susquehanna University Project)	5.000%	1/1/31	1,250	1,256
	Snyder County Higher Education Authority College & University Revenue (Susquehanna University Project)	5.000%	1/1/31	1,250	1,292

Vanguard® Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Snyder County Higher Education Authority College & University Revenue (Susquehanna University Project)	5.000%	1/1/32	855	859
[4]	Souderton Area School District GO	4.000%	9/1/39	3,685	3,698
	Southcentral Pennsylvania General Authority College & University Revenue	4.000%	5/1/33	320	321
	Southcentral Pennsylvania General Authority College & University Revenue	4.000%	5/1/34	560	563
	Southcentral Pennsylvania General Authority College & University Revenue (AICUP Financing Program)	3.500%	11/1/41	500	440
	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	1,090	1,101
	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/38	1,000	1,055
	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/44	5,000	5,182
	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/49	8,150	7,566
	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/49	3,500	3,575
	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue VRDO	1.550%	3/3/25	34,115	34,115
	Southeastern Pennsylvania Transportation Authority Sales Tax Revenue (Asset Improvement Program)	5.000%	6/1/38	4,000	4,464
	Southeastern Pennsylvania Transportation Authority Sales Tax Revenue (Asset Improvement Program)	5.250%	6/1/41	4,000	4,430
	Southeastern Pennsylvania Transportation Authority Sales Tax Revenue (Asset Improvement Program)	5.250%	6/1/43	3,000	3,291
	Southeastern Pennsylvania Transportation Authority Sales Tax Revenue (Asset Improvement Program)	5.250%	6/1/47	5,000	5,393
	Southeastern Pennsylvania Transportation Authority Sales Tax Revenue (Asset Improvement Program)	5.250%	6/1/52	12,500	13,365
	State College PA Area School District GO	5.000%	5/15/36	375	397
	State College PA Area School District GO	5.000%	5/15/37	630	666
	State College PA Area School District GO	5.000%	5/15/38	350	369
	State Public School Building Authority College & University Revenue	5.000%	5/1/33	870	873
	State Public School Building Authority College & University Revenue	5.000%	5/1/35	1,290	1,294
[4]	State Public School Building Authority College & University Revenue (Community College Allegheny County Project)	4.000%	6/15/33	1,000	1,012
[4]	State Public School Building Authority College & University Revenue (Delaware County Community College Project)	5.000%	10/1/30	1,055	1,056
[4]	State Public School Building Authority College & University Revenue (Delaware County Community College Project)	5.000%	10/1/36	600	653
[4]	State Public School Building Authority College & University Revenue (Delaware County Community College Project)	5.000%	10/1/37	550	596
[4]	State Public School Building Authority College & University Revenue (Delaware County Community College Project)	5.000%	10/1/38	600	648
[4]	State Public School Building Authority College & University Revenue (Delaware County Community College Project)	4.000%	10/1/41	1,000	985
[4]	State Public School Building Authority College & University Revenue (Delaware County Community College Project)	4.000%	10/1/42	1,000	976
	State Public School Building Authority College & University Revenue, Prere.	5.000%	5/1/25	155	155
	State Public School Building Authority College & University Revenue, Prere.	5.000%	5/1/25	310	311
	State Public School Building Authority College & University Revenue, Prere.	5.000%	5/1/25	220	221
	State Public School Building Authority Lease (Appropriation) Revenue (Chester Upland School District Project)	5.250%	9/15/30	3,540	3,739
	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/25	2,940	2,954
	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/28	11,660	12,035
[1]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/32	4,655	4,803
[1]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/33	3,240	3,340
	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/34	6,000	6,169
[1]	State Public School Building Authority Miscellaneous Revenue	5.000%	12/1/32	2,100	2,168
[1]	State Public School Building Authority Miscellaneous Revenue	5.000%	12/1/33	1,585	1,635
[3]	State Public School Building Authority Miscellaneous Revenue (School District Project) VRDO	1.930%	3/6/25	100	100
	Swarthmore Borough Authority College & University Revenue	5.000%	9/15/44	5,015	5,209
	Swarthmore Borough Authority College & University Revenue	5.000%	9/15/45	2,000	2,170
	Swarthmore Borough Authority College & University Revenue	5.000%	9/15/46	1,500	1,554
	Swarthmore Borough Authority College & University Revenue	5.000%	9/15/47	1,600	1,655
	Swarthmore Borough Authority College & University Revenue	5.000%	9/15/50	9,115	9,767
	Swarthmore Borough Authority College & University Revenue	5.000%	9/15/53	2,000	2,140
[5]	Temple University of The Commowealth System of Higher Education Pennsylvania University Revenue	5.000%	4/1/33	2,500	2,860
[5]	Temple University of The Commowealth System of Higher Education Pennsylvania University Revenue	5.000%	4/1/34	1,500	1,733
[5]	Temple University of The Commowealth System of Higher Education Pennsylvania University Revenue	5.000%	4/1/35	1,820	2,119
[5]	Temple University of The Commowealth System of Higher Education Pennsylvania University Revenue	5.000%	4/1/41	2,000	2,230
[5]	Temple University of The Commowealth System of Higher Education Pennsylvania University Revenue	5.000%	4/1/42	800	882
[5]	Temple University of The Commowealth System of Higher Education Pennsylvania University Revenue	5.000%	4/1/43	2,000	2,182
[5]	Temple University of The Commowealth System of Higher Education Pennsylvania University Revenue	5.000%	4/1/44	1,000	1,085
	Township of Hampton PA GO	5.000%	1/1/35	150	167
	Township of Hampton PA GO	5.000%	1/1/36	150	166
	Township of Hampton PA GO	5.000%	1/1/37	175	193
	Township of Hampton PA GO	4.000%	1/1/42	1,000	1,005
	Tredyffrin Easttown School District GO	5.000%	2/15/44	500	538
	Tredyffrin Easttown School District GO	5.000%	2/15/45	650	697
[4]	Trinity Area School District GO	4.000%	1/15/36	3,000	3,048
[4]	Trinity Area School District GO	4.000%	1/15/38	3,700	3,735
[4]	Tulpehocken Area School District GO	5.250%	10/1/41	2,000	2,153
[4]	Tulpehocken Area School District GO	5.250%	10/1/45	3,500	3,702

Vanguard® Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Tulpehocken Area School District GO	5.250%	10/1/49	3,500	3,674
	Union County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/43	2,945	3,008
	University of Pittsburgh-of the Commonwealth System of Higher Education College & University Revenue	5.000%	2/15/29	8,645	9,387
[4]	Upper Darby PA School District GO	5.000%	4/1/54	4,000	4,181
	Upper Merion Area PA School District GO	3.000%	1/15/40	1,000	898
	Upper Merion Area PA School District GO	3.000%	1/15/43	2,660	2,308
	Upper St. Clair Township School District GO	3.500%	10/1/37	7,240	7,168
	Upper St. Clair Township School District GO	3.625%	10/1/39	5,000	4,914
	Washington County PA IDA College & University Revenue (AICUP Financing Program)	4.000%	11/1/31	3,440	3,417
	Washington County PA IDA College & University Revenue (AICUP Financing Program)	4.000%	11/1/32	3,110	3,074
	West Cornwall Township Municipal Authority Health, Hospital, Nursing Home Revenue (Pleasant View Retirement Community Project)	5.000%	12/15/48	2,750	2,664
[4]	West Mifflin School District GO	3.000%	4/1/34	1,300	1,232
[4]	West Mifflin School District GO	3.000%	4/1/38	5,920	5,402
	West Shore Area Authority Health, Hospital, Nursing Home Revenue (Messiah Village Project)	5.000%	7/1/25	565	566
	West Shore Area Authority Health, Hospital, Nursing Home Revenue (Messiah Village Project)	5.000%	7/1/30	1,500	1,503
	West Shore Area Authority Health, Hospital, Nursing Home Revenue (Messiah Village Project)	5.000%	7/1/35	1,000	1,001
	West Shore PA School District GO	4.000%	11/15/34	640	655
	West Shore PA School District GO	4.000%	11/15/35	540	553
	West Shore PA School District GO	4.000%	11/15/36	1,100	1,124
	West Shore PA School District GO	4.000%	11/15/37	1,000	1,016
	West Shore PA School District GO	5.000%	11/15/43	1,480	1,514
	West View Municipal Authority Water Revenue	4.000%	11/15/35	1,200	1,220
	West View Municipal Authority Water Revenue	4.000%	11/15/36	2,300	2,338
	West View Municipal Authority Water Revenue	4.000%	11/15/37	2,415	2,444
[4]	Westmoreland County Municipal Authority Water Revenue	4.000%	8/15/34	5,000	5,070
[4]	Westmoreland County Municipal Authority Water Revenue	4.000%	8/15/35	8,000	8,089
[5,7]	Westmoreland County Municipal Authority Water Revenue	5.000%	8/15/42	3,705	4,035
[5,7]	Westmoreland County Municipal Authority Water Revenue	5.000%	8/15/43	4,320	4,666
[5,7]	Westmoreland County Municipal Authority Water Revenue	5.000%	8/15/44	4,030	4,323
[5,7]	Westmoreland County Municipal Authority Water Revenue	5.000%	8/15/45	3,750	4,003
[5,7]	Westmoreland County Municipal Authority Water Revenue	5.000%	8/15/47	5,425	5,744
[5,7]	Westmoreland County Municipal Authority Water Revenue	5.000%	8/15/49	4,000	4,212
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue	4.000%	5/15/47	3,100	2,477
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	4.000%	7/1/37	9,230	8,838
[2]	Westmoreland County PA IDA Revenue	4.720%	7/1/35	6,650	6,650
	Wilkes-Barre Finance Authority College & University Revenue (Wilkes University Project)	4.000%	3/1/42	1,000	862
[4]	Wilkes-Barre PA Area School District GO	5.000%	8/1/29	1,860	1,931
[4]	Wilkes-Barre PA Area School District GO	5.000%	4/15/59	2,380	2,433
[4]	Wilkinsburg-Penn Joint Water Authority Water Revenue	3.000%	9/15/39	1,000	894
[4,7]	William Penn School District Authority Lease (Non-Terminable) Revenue (William Penn School District Project)	5.000%	3/15/43	1,675	1,772
[4,7]	William Penn School District Authority Lease (Non-Terminable) Revenue (William Penn School District Project)	5.000%	3/15/49	1,000	1,039
[4]	William Penn School District GO	3.000%	11/15/34	2,595	2,474
[4]	Woodland Hills School District GO	3.000%	9/1/35	3,620	3,449
	Wyomissing Area School District GO	3.000%	2/1/40	1,100	974
					3,714,448
Guam (0.1%)
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/34	210	212
	Guam Miscellaneous Taxes Revenue	4.000%	1/1/42	1,840	1,769
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/33	1,185	1,306
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/36	650	669
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/38	290	298
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/44	80	83
					4,337
Puerto Rico (1.2%)
	Commonwealth of Puerto Rico GO	5.625%	7/1/27	1,885	1,971
	Commonwealth of Puerto Rico GO	5.625%	7/1/29	3,272	3,525
	Commonwealth of Puerto Rico GO	5.750%	7/1/31	5,146	5,745
	Commonwealth of Puerto Rico GO	0.000%	7/1/33	2,397	1,697
	Commonwealth of Puerto Rico GO	4.000%	7/1/33	5,457	5,496
	Commonwealth of Puerto Rico GO	4.000%	7/1/35	1,077	1,079
	Commonwealth of Puerto Rico GO	4.000%	7/1/37	335	333
	Commonwealth of Puerto Rico GO	4.000%	7/1/41	3,344	3,219
[2]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/30	1,305	1,378
[2]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/33	1,365	1,451
[2]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/33	1,255	1,349
[2]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/37	2,170	2,273
[2]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/37	250	262
[2]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/37	600	632

Vanguard® Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	4.000%	7/1/42	490	464
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/27	1,246	1,144
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/29	787	678
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/31	2,882	2,309
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	10,859	10,819
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	259	258
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/46	418	140
					46,222
Total Tax-Exempt Municipal Bonds (Cost $3,840,429)					3,765,007
Taxable Municipal Bonds (0.1%)
Puerto Rico (0.1%)
	Commonwealth of Puerto Rico CVI	0.000%	11/1/43	4,153	2,611
	Commonwealth of Puerto Rico CVI	0.000%	11/1/51	2,025	1,293
Total Taxable Municipal Bonds (Cost $3,806)					3,904
Total Investments (100.6%) (Cost $3,844,235)					3,768,911
Other Assets and Liabilities—Net (-0.6%)					(23,132)
Net Assets (100%)					3,745,779
Cost is in $000.
1	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2025, the aggregate value was $90,807,000, representing 2.4% of net assets.
3	Scheduled principal and interest payments are guaranteed by bank letter of credit.
4	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
5	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
6	Securities with a value of $338,000 have been segregated as initial margin for open futures contracts.
7	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of February 28, 2025.
8	Step bond.
9	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
COP—Certificate of Participation.
CVI—Contingent Value Instruments.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
Prere.—Prerefunded.
PUT—Put Option Obligation.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	June 2025	391	42,204	342

Short Futures Contracts
Ultra Long U.S. Treasury Bond	June 2025	(73)	(9,061)	(141)
				201
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B.	Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary

Vanguard® Pennsylvania Long-Term Tax-Exempt Fund
risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of February 28, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	3,765,007	—	3,765,007
Taxable Municipal Bonds	—	3,904	—	3,904
Total	—	3,768,911	—	3,768,911
Derivative Financial Instruments
Assets
Futures Contracts[1]	342	—	—	342
Liabilities
Futures Contracts[1]	(141)	—	—	(141)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.